Assets and Liabilities for insurance and reinsurance contracts - Summary of issued insurance contracts' net asset or liability (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Insurance revenue, amounts relating to changes in liability for remaining coverage	S/ 720,636	S/ 677,175
Life insurance [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Insurance revenue, amounts relating to changes in liability for remaining coverage	S/ 87,732,000	S/ 93,879,000